Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid professional fees	$ 66,183	$ 23,309
Other	18,247	51
Prepaid expenses and other current assets	$ 84,430	$ 23,360